Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000249078
Shareholder Report [Line Items]
Fund Name	PeakShares Sector Rotation ETF
Trading Symbol	PSTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	https://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00% [1]
AssetsNet	$ 32,800,462
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,800,462
Number of Portfolio Holdings	230
Advisory Fee (net of waivers)	$0
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	-5.4%
Common Stocks	30.8%
Exchange-Traded Funds	73.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-5.4%
Consumer Staples	1.2%
Energy	1.7%
Industrials	2.1%
Financials	2.2%
Fixed Income	2.7%
Communications	4.8%
Health Care	4.9%
Consumer Discretionary	6.0%
Technology	7.9%
Equity	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Financial Select Sector SPDR Fund	11.0%
Vanguard Information Technology ETF	10.8%
Technology Select Sector SPDR Fund	9.8%
Health Care Select Sector SPDR Fund	7.1%
Communication Services Select Sector SPDR Fund	6.7%
Consumer Staples Select Sector SPDR Fund	5.5%
Industrial Select Sector SPDR Fund	5.2%
Consumer Discretionary Select Sector SPDR Fund	3.9%
Energy Select Sector SPDR Fund	2.9%
Utilities Select Sector SPDR Fund	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

[1]	Annualized